Compensation Plans - Additional Information (Details) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2018 USD ($) plan shares	Nov. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)	Mar. 31, 2017	Mar. 31, 2015
Employee Benefits Disclosure [Line Items]
Shares available for future grant (in shares) | shares	13.5
Award vesting period	3 years
Unrecognized compensation cost	$ 65
Weighted-average period over which cost is expected to be recognized	1 year 5 months
Pension expense	$ 36	$ 53	$ 27
Defined contribution plans, total expense	$ 39	$ 37	$ 30
Multiemployer Defined Benefit Pension Plan
Employee Benefits Disclosure [Line Items]
Number of multiemployer plans | plan	2
Multiemployer Defined Benefit Pension Plan | MNOPF
Employee Benefits Disclosure [Line Items]
Funded percentage				84.00%	90.00%
Employer contribution as a percentage of total contributions made by all plan participants	5.00%	5.00%	5.00%
Multiemployer Defined Benefit Pension Plan | MNRPF
Employee Benefits Disclosure [Line Items]
Employer contribution as a percentage of total contributions made by all plan participants	5.00%	5.00%	5.00%
Pension Plan
Employee Benefits Disclosure [Line Items]
Weighted-average discount rates	3.40%	2.70%